Subsidiaries and Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Significant Subsidiaries within the Group
Details of the significant subsidiaries within the Group are as follows:

Name of subsidiaries	Country of incorporation/ operation	Ownership interests held by the Group
		2021	2020
		%	%
Grab Holdings Inc.	Cayman	100	*
Grab Inc.	Cayman	100	100
A2G Holdings Inc.	Cayman	100	100

*	Refer to Note 1 for details.

Summary of Non-Controlling Interests

(in $ millions)	$
Carrying amount of BCP NCI acquired	(130)
Consideration paid/payable to BCP NCI	460
Decrease in equity attributable to owners of the Company	(590)